Mortgage Servicing Rights - Rollforward of Mortgage Servicing Rights (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Activity for residential first mortgage MSRs
Balance, beginning of period	$ 5,042,000,000	$ 5,716,000,000
Additions	707,000,000	472,000,000
Sales	(61,000,000)	(2,044,000,000)
Amortization of expected cash flows	(927,000,000)	(1,043,000,000)
Impact of changes in interest rates and other market factors	(1,191,000,000)	1,524,000,000
Model and other cash flow assumption changes:
Projected cash flows, including changes in costs to service loans	(163,000,000)	(27,000,000)
Impact of changes in the Home Price Index	(25,000,000)	(398,000,000)
Impact of changes to the prepayment model	243,000,000	609,000,000
Other model changes	(95,000,000)	233,000,000
Balance, end of period	3,530,000,000	5,042,000,000
Mortgage loans serviced for investors (in billions)	490,000,000,000	550,000,000,000
Option adjusted spread due to MSR model recalibration	(127,000,000)
Consumer Portfolio Segment | United States
Model and other cash flow assumption changes:
Balance, end of period	3,300,000,000
Consumer Portfolio Segment | Non United States
Model and other cash flow assumption changes:
Balance, end of period	$ 259,000,000